GOODWILL & INTANGIBLE ASSETS, NET: - Intangible Assets (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Intangible Assets
Carrying Amount, Net of Impairment	$ 225,957		$ 73,432
Accumulated Amortization	(37,338)		(19,211)
Net Book Value	188,619		$ 54,221
Amortization expenses of intangible assets	$ 18,127	$ 2,825
Technology
Intangible Assets
Weighted- Average Remaining Useful Lives	5 years 2 months 1 day		4 years 8 months 4 days
Carrying Amount, Net of Impairment	$ 173,925		$ 60,400
Accumulated Amortization	(27,492)		(12,908)
Net Book Value	$ 146,433		$ 47,492
Customer relationships
Intangible Assets
Weighted- Average Remaining Useful Lives	7 years 14 days		3 years 11 months 19 days
Carrying Amount, Net of Impairment	$ 44,382		$ 11,082
Accumulated Amortization	(8,936)		(6,085)
Net Book Value	$ 35,446		$ 4,997
Trade Name
Intangible Assets
Weighted- Average Remaining Useful Lives	4 years 6 months 3 days
Carrying Amount, Net of Impairment	$ 5,700
Accumulated Amortization	(570)
Net Book Value	$ 5,130
Domain
Intangible Assets
Weighted- Average Remaining Useful Lives	6 years 7 months 9 days		7 years 1 month 6 days
Carrying Amount, Net of Impairment	$ 1,950		$ 1,950
Accumulated Amortization	(340)		(218)
Net Book Value	$ 1,610		$ 1,732